Income and mining taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 531,338	$ 569,254
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	The Canadian non-capital losses were incurred between 2006 and 2019 and expire between 2026 and 2039. The Group incurred United Stated net operating losses between 2004 and 2019 which have a twenty year carry forward period. Peruvian net operating losses were incurred from 2014 to 2016 which have a four year carry forward period.
Mining tax effect of temporary differences recognized [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 5,361	$ 8,469